Supplemental pension plans (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
(i) Projected benefit obligations:
Cost of service	R$ 151	R$ 401	R$ (906)
Interest cost	273,893	282,210	204,712
Retirement Benefits
(i) Projected benefit obligations:
At the beginning of the year	2,323,338	2,141,393
Cost of service	151	186
Interest cost	219,239	227,980
Participant's contribution	881	1,197
Actuarial gain/(loss)	179,851	144,624
Benefit paid	(192,870)	(192,042)
At the end of the year	2,530,590	2,323,338	2,141,393
(ii) Plan assets at fair value:
At the beginning of the year	2,375,529	2,127,872
Expected earnings	225,060	227,360
Actuarial gain/(loss)	(61,063)	196,186
Contributions received:
Employer	15,472	14,957
Employees	881	1,197
Benefit paid	(192,870)	(192,043)
At the end of the year	2,363,009	2,375,529	2,127,872
(iii) Changes in the unrecoverable surplus
At the beginning of the year	206,752	123,416
Interest on the irrecoverable surplus	20,327	13,730
Change in the unrecoverable surplus	(173,054)	69,606
At the end of the year	54,025	206,752	123,416
(iv) Financed position:
Plans in deficit	221,606	154,561
Net balance	221,606	154,561
Other post-employment benefits
(i) Projected benefit obligations:
At the beginning of the year	563,079	498,591
Cost of service	0	215
Interest cost	54,654	54,230
Participant's contribution	0	0
Actuarial gain/(loss)	87,962	39,303
Benefit paid	(36,602)	(29,260)
At the end of the year	669,093	563,079	498,591
(ii) Plan assets at fair value:
At the beginning of the year	0	0
Expected earnings	0	0
Actuarial gain/(loss)	0	0
Contributions received:
Employer	0	0
Employees	0	0
Benefit paid	0	0
At the end of the year	0	0	0
(iii) Changes in the unrecoverable surplus
At the beginning of the year	0	0
Interest on the irrecoverable surplus	0	0
Change in the unrecoverable surplus	0	0
At the end of the year	0	0	R$ 0
(iv) Financed position:
Plans in deficit	669,093	563,079
Net balance	R$ 669,093	R$ 563,079